EARNINGS PER SHARE AND DISTRIBUTIONS (Dividend Paying Shares and Units) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend paying shares and units
Weighted average dividend paying shares and units	448,483,081	493,098,557	533,397,979
Dividend paying shares and units	442,062,960	495,515,532
Fortress Operating Group units (Principals and one senior employee) [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	231,162,793	249,534,372	299,559,853
Dividend paying shares and units	226,331,513	249,534,372
Restricted Class A shares (directors) [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	1,016,240	921,261	749,007
Dividend paying shares and units	1,045,134	955,744
Restricted Class A share units fully vested (employees) [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	1,379,649	2,207,612	3,194,380
Dividend paying shares and units	194,287	6,704
Restricted Class A share units nonvested (employees) [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	7,017,047	4,883,186	6,609,155
Dividend paying shares and units	7,002,003	5,232,536
Fortress Operating Group RPUs (one senior employee) [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	0	2,434,703	12,817,851
Dividend paying shares and units	0	0
Class A Shares [Member]
Dividend paying shares and units
Weighted average dividend paying shares and units	207,907,352	233,117,423	210,467,733
Dividend paying shares and units	207,490,023	239,786,176